Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands									3 Months Ended									12 Months Ended
	Dec. 29, 2017 shares	Dec. 30, 2016 shares	Sep. 30, 2016 shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Nov. 24, 2015 $ / shares	Aug. 24, 2015 $ / shares	Aug. 20, 2014 USD ($) shares	Dec. 31, 2017 ClassOfCommonStock $ / shares	Sep. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2008 $ / shares	Dec. 31, 2017 ClassOfCommonStock $ / shares shares	Dec. 31, 2016 $ / shares shares	Aug. 28, 2015 shares
Class of Stock [Line Items]
Classes of common shares | ClassOfCommonStock									2									2
Possible future conversion basis for Class B common shares to Class A common shares																		One-for-one
2015 Plan [Member]
Class of Stock [Line Items]
Maximum issuance shares | shares																				1,500,000
2015 Plan [Member] | Director [Member]
Class of Stock [Line Items]
Shares issued | shares	34,125	8,528	8,534	8,534	8,529													34,125	34,125
Shares issued as percentage of directors base fee	20.00%												20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
Shares issued notional value per share																		$ 4.00	$ 4.00
Class A Common Stock [Member]
Class of Stock [Line Items]
Dividend required for Class B conversion									$ 0.23	$ 0.23	$ 0.23	$ 0.23
Common stock dividends paid						$ 0.10	$ 0.10										$ 0.23
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued | shares								1,400,000
Preferred shares dividend rate percentage																		8.75%
Preferred stock issuance term description																		On August 20, 2014, the Company issued 1,400,000 depositary shares, each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”).
Redemption price per share									$ 2,500.00									$ 2,500.00
Redemption price per depositary share																		$ 25.00
Net proceeds from issuance | $								$ 33,497
Series B Preferred Shares [Member] | Third Quarter, 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date																		Sep. 22, 2014
Series B Preferred Shares [Member] | Fourth Quarter, 2017 [Member]
Class of Stock [Line Items]
Dividend declaration date																		Dec. 08, 2017